PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks
Australia 3.1%
NEXTDC Ltd.*	49,301	$455,517
Transurban Group, UTS	135,957	1,315,081
		1,770,598
Belgium 3.2%
Elia Group SA/NV	12,592	1,823,080
Canada 5.1%
Canadian Pacific Kansas City Ltd.	9,530	708,425
Rockpoint Gas Storage, Inc. (Class A Stock)	32,403	654,414
South Bow Corp.	19,363	550,039
TC Energy Corp.	16,647	976,092
		2,888,970
France 2.5%
Getlink SE	22,829	451,887
Vinci SA	6,817	980,180
		1,432,067
Germany 4.3%
E.ON SE	67,572	1,433,193
Fraport AG Frankfurt Airport Services Worldwide*	10,872	1,005,935
		2,439,128
India 0.7%
Power Grid Corp. of India Ltd.	144,607	403,674
Italy 4.1%
Enav SpA, 144A	84,577	488,140
Enel SpA	70,538	779,344
Italgas SpA	90,407	1,086,166
		2,353,650
Japan 1.2%
West Japan Railway Co.	35,043	716,084
Mexico 2.7%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	55,913	1,537,064
Spain 7.4%
Aena SME SA, 144A	47,922	1,488,342
Grenergy Renovables SA*	13,480	1,538,691
Sacyr SA	251,655	1,184,187
		4,211,220
Switzerland 1.4%
Flughafen Zurich AG	2,581	801,610
United Kingdom 5.2%
Centrica PLC	232,220	608,070
National Grid PLC	97,331	1,653,611
SSE PLC	21,576	717,131
		2,978,812

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 55.8%
Ameren Corp.	9,350	$965,668
American Tower Corp., REIT	6,723	1,205,299
Atmos Energy Corp.	4,617	767,992
CenterPoint Energy, Inc.	30,942	1,228,088
Cheniere Energy, Inc.	4,340	917,997
CMS Energy Corp.	6,475	462,898
Constellation Energy Corp.	4,821	1,353,158
Crown Castle, Inc., REIT	5,866	509,228
CSX Corp.	29,573	1,116,677
DT Midstream, Inc.	4,511	568,476
Entergy Corp.	14,926	1,431,254
Equinix, Inc., REIT	478	392,405
Exelon Corp.	17,034	762,783
Ferrovial SE	44,272	2,990,357
Kinder Morgan, Inc.	37,621	1,147,064
NextEra Energy, Inc.	37,227	3,272,253
NiSource, Inc.	27,688	1,226,302
Norfolk Southern Corp.	1,861	541,998
PG&E Corp.	40,401	622,983
Public Service Enterprise Group, Inc.	8,581	706,731
Sempra	16,351	1,422,701
Southern Co. (The)	17,449	1,558,370
Targa Resources Corp.	4,934	991,635
Union Pacific Corp.	3,152	741,035
Vistra Corp.	5,041	798,242
Waste Connections, Inc.	4,662	781,351
Williams Cos., Inc. (The)	30,686	2,063,940
Xcel Energy, Inc.	16,284	1,238,561
		31,785,446

Total Long-Term Investments (cost $40,662,121)		55,141,403
Short-Term Investment 3.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $1,879,355)(wb)	1,879,355	1,879,355

TOTAL INVESTMENTS 100.0% (cost $42,541,476)		57,020,758
Liabilities in excess of other assets (0.0)%		(14,715)

Net Assets 100.0%		$57,006,043

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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